Document and Entity Information	Jun. 09, 2020
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001521332
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jun. 09, 2020
Entity Registrant Name	Aptiv PLC
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-35346
Entity Tax Identification Number	98-1029562
Entity Address, Address Line One	5 Hanover Quay
Entity Address, Address Line Two	Grand Canal Dock
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 VY79
Entity Address, Country	IE
City Area Code	351
Country Region	1
Local Phone Number	259-7013
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares. $0.01 par value per share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Ordinary Shares. $0.01 par value per share
Trading Symbol	APTV
Euro-Denominated Senior Notes, 1.500% Due 2025 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.500% Senior Notes due 2025
Trading Symbol	APTV
Senior Notes, 4.25% Due 2026 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	4.250% Senior Notes due 2026
Trading Symbol	APTV
Euro-denominated Senior Notes, 1.600% Due 2028 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.600% Senior Notes due 2028
Trading Symbol	APTV
Senior Notes, 4.35% Due 2029 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	4.350% Senior Notes due 2029
Trading Symbol	APTV
Senior Notes, 4.400% Due 2046 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	4.400% Senior Notes due 2046
Trading Symbol	APTV
Senior Notes, 5.40% Due 2049 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	5.400% Senior Notes due 2049
Trading Symbol	APTV